Information about financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / £	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / ₪	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 USD ($) $ / €	Dec. 31, 2018 USD ($) bank	Dec. 31, 2017 USD ($) $ / £	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / ₪	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2017 USD ($) $ / €	Dec. 31, 2016 USD ($) $ / £	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / ₪	Dec. 31, 2016 USD ($) $ / $	Dec. 31, 2016 USD ($) $ / €
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) on cash flow hedge			$ 69,000							$ (195,000)					$ 91,000
Loss transferred from other comprehensive income to the statement of operations			53,000							(74,000)					(44,000)
Gain (loss) related to ineffective position of hedging instrument			0							(3,000)
Derivative maturity period	12 months
Fair value	$ 28,701,000	$ 28,701,000	28,701,000	$ 28,701,000	$ 28,701,000	$ 28,701,000	$ 28,701,000	$ 28,701,000	$ 25,048,000	25,048,000	$ 25,048,000	$ 25,048,000	$ 25,048,000	$ 36,474,000	36,474,000	$ 36,474,000	$ 36,474,000	$ 36,474,000
Average rate		1.3356		0.2782		0.7416	1.1815		1.2885		0.2780	0.7244	1.1293	1.3555		0.2605	0.7244	1.1066
Available-for-sale financial assets | Long-term investments
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 337,000	$ 337,000	337,000	$ 337,000	$ 337,000	$ 337,000	$ 337,000	$ 337,000	$ 353,000	$ 353,000	$ 353,000	$ 353,000	$ 353,000	$ 310,000	$ 310,000	$ 310,000	$ 310,000	$ 310,000
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent					10.00%
Average rate | $ / €							1.1852
Impact of change in the corresponding risk variable on operating expenses			$ 4,400,000
Foreign currency risk | U.S. dollar denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of total revenues					100.00%
Percentage of total cost of sales					87.00%
Foreign currency risk | Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of operating expenses					64.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Number of banks | bank								3